Earnings per share - Summary of weighted average number of shares (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share
Profit after tax attributable to equity shareholders	£ 1,442	£ 1,049	£ 1,060
Weighted average number of shares	9,142.0	9,235.0	9,235.0
Less: weighted average number of treasury shares and shares held by EBTs	(10.0)	(2.0)
Basic weighted average number of shares - used for basic earnings per share	9,132.0	9,233.0	9,235.0
Effect of dilutive potential shares	43.0	30.0	4.0
Diluted weighted average number of shares	9,175.0	9,263.0	9,239.0
Basic earnings per share (pence)	£ 0.158	£ 0.114	£ 0.115
Diluted earnings per share (pence)	£ 0.157	£ 0.113	£ 0.115
Number of shares held by employee benefit trust	0.6	10.4	0.2